IMPAIRMENTS AND IMPAIRMENT REVERSALS (Tables)	12 Months Ended
Dec. 31, 2018
Impairment Of Assets [Abstract]
Mineral property impairments
For the year ended December 31, 2018, the Company recorded net impairment losses of $302.0 million (2017: $356.5 million), as summarized in the following table:

	2018				2017
	Operating mining properties	Non-operating mining properties	Goodwill (i)	Total	Operating mining properties	Non-operating mining properties	Total
Brio Gold	$103.0	$78.0	$—	$181.0	$—	$—	$—
Gualcamayo	—	75.0	—	75.0	256.9	99.6	356.5
Jacobina	(150.0)	—	—	(150.0)	—	—	—
Minera Florida	151.0	—	—	151.0	—	—	—
Canadian Malartic	—	—	45.0	45.0	—	—	—
Net impairment loss	$104.0	$153.0	$45.0	$302.0	$256.9	$99.6	$356.5

(i)	The goodwill impairment pertains to Canadian Malartic and is included in the impairment of operating mines line in the consolidated statement of operations.

Sensitivity analysis for types of market risk
Based on the results of the impairment testing performed, the CGU’s sensitivity to changes in these key assumptions appear below. Generally there is a direct correlation between metal prices and industry cost levels as a significant decline in metal prices will often be mitigated by a corresponding decline in industry operating input cost levels. The Company believes that adverse changes in metal price assumptions would impact certain other inputs in the life of mine plans which may offset, to a certain extent, the impact of these adverse exchange rate and metal price changes.

	Change in recoverable value from a 1% change in metal prices	Change in recoverable value from a 1% change in exchange rates
Jacobina	$25.5	$13.6
Minera Florida	$15.3	$10.2
Canadian Malartic	$40.8	$23.9